Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Currency Risk Exposure
Cash, cash equivalents and financial assets Immatics N.V. held in USD

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Cash and cash equivalents	31,350	10,410
Financial assets	51,438	—

Total assets exposed to the risk	82,788	10,410

Conversion rate EUR/USD as of December 31, 2022: 1/1.06660
Cash, cash equivalents and financial assets Immatics GmbH held in USD

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Cash and cash equivalents	34,225	11,787
Financial assets	37,363	—

Total assets exposed to the risk	71,588	11,787

Summary of Sensitivity Analysis of Foreign Currency Risk
Sensitivity analysis Immatics N.V.:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.0773	(820)	81,968
Euro strengths by 1% against U.S. dollars	1.0559	836	83,624
Euro weakens by 5% against U.S. dollars	1.1199	(3,942)	78,845
Euro strengths by 5% against U.S. dollars	1.0133	4,357	87,145
Euro weakens by 10% against U.S. dollars	1.1733	(7,526)	75,261
Euro strengths by 10% against U.S. dollars	0.9599	9,199	91,986
Sensitivity analysis Immatics GmbH:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.0773	(709)	71,055
Euro strengths by 1% against U.S. dollars	1.0559	723	72,491
Euro weakens by 5% against U.S. dollars	1.1199	(3,409)	68,349
Euro strengths by 5% against U.S. dollars	1.0133	3,768	75,543
Euro weakens by 10% against U.S. dollars	1.1733	(6,508)	65,242
Euro strengths by 10% against U.S. dollars	0.9599	7,954	79,740
Sensitivity analysis Immatics N.V.:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.1439	(103)	10,307
Euro strengths by 1% against U.S. dollars	1.1213	105	10,516
Euro weakens by 5% against U.S. dollars	1.1892	(496)	9,915
Euro strengths by 5% against U.S. dollars	1.0760	548	10,958
Euro weakens by 10% against U.S. dollars	1.2459	(946)	9,464
Euro strengths by 10% against U.S. dollars	1.0193	1,157	11,567
Sensitivity analysis Immatics GmbH:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.1439	(117)	11,670
Euro strengths by 1% against U.S. dollars	1.1213	119	11,906
Euro weakens by 5% against U.S. dollars	1.1892	(561)	11,225
Euro strengths by 5% against U.S. dollars	1.0760	620	12,407
Euro weakens by 10% against U.S. dollars	1.2459	(1,072)	10,715
Euro strengths by 10% against U.S. dollars	1.0193	1,310	13,096
Sensitivity analysis Immatics US Inc. for 2022:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.0773	189	(18,873)
Euro strengths by 1% against U.S. dollars	1.0559	(193)	(19,255)
Euro weakens by 5% against U.S. dollars	1.1199	908	(18,154)
Euro strengths by 5% against U.S. dollars	1.0133	(1,003)	(20,065)
Euro weakens by 10% against U.S. dollars	1.1733	1,733	(17,329)
Euro strengths by 10% against U.S. dollars	0.9599	(2,118)	(21,180)
Sensitivity analysis Immatics US Inc. for 2021:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.1439	(290)	28,961
Euro strengths by 1% against U.S. dollars	1.1213	295	29,547
Euro weakens by 5% against U.S. dollars	1.1892	(1,393)	27,858
Euro strengths by 5% against U.S. dollars	1.0760	1,540	30,791
Euro weakens by 10% against U.S. dollars	1.2459	(2,659)	26,592
Euro strengths by 10% against U.S. dollars	1.0193	3,250	32,501

Summary of Liquidity Risk
As of December 31, 2022, and 2021, the Group held the following funds which are expected to generate cash inflows in time, to counteract liquidity risk.

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Cash and cash equivalents	148,519	132,994
Bonds	58,756	12,123
Short-term deposits	154,930	—

Total funds available	362,205	145,117